UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Pope Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 512 Memphis, TN 38137

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A 2nd Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.763.4001

Date of fiscal year end: 04/30/06

Date of reporting period: 01/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

COMMON STOCK - (60.73%)	Shares	Value

AIRLINES (1.30%)
China Eastern Airlines Corp., Ltd. - ADR	2,000	$32,800
China Southern Airlines Co., Ltd. - ADR *	3,000	43,830
		76,630

AUTOMOBILE MANUFACTURERS (0.30%)
Brilliance China Automotive Holdings, Ltd. - ADR	1,000	17,600

AUTOMOBILE PARTS & EQUIPMENT (0.62%)
China Automotive Systems, Inc. *	4,000	28,800
China Yuchai International, Ltd.	1,000	8,050
		36,850

BIOTECHNOLOGY (4.38%)
American Oriental Bioengineering, Inc. *	16,500	95,040
Sinovac Biotech, Ltd. *	40,000	162,800
		257,840

CHEMICALS (1.84%)
China Agritech, Inc. *	14,855	59,420
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	1,000	49,010
		108,430

COMPUTERS & COMPUTER SERVICES (1.42%)
Comtech Group, Inc. *	4,000	35,600
PacificNet, Inc. *	6,000	47,820
		83,420

DIVERSIFIED MANUFACTURING (2.08%)
Deswell Industries, Inc.	11,600	122,264

E-COMMERCE/SERVICES (2.54%)
Ctrip.com International, Ltd. - ADR	1,000	61,920
eLong, Inc. - ADR *	3,000	36,600
Sun New Media, Inc. *	12,700	50,800
		149,320

ELECTRICAL COMPONENTS & EQUIPMENT (3.19%)
China Energy Savings Technology, Inc. *	6,000	37,860
Fushi International, Inc. * F	53,124	149,999
		187,859

ELECTRONICS (1.50%)
International DisplayWorks, Inc. *	10,000	64,900
NAM TAI Electronics, Inc.	1,000	23,370
		88,270

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value
INSURANCE (0.69%)
China Life Insurance Co., Ltd. - ADR *	1,000	$40,930

INTERNET CONTENT ENTERTAINMENT (1.35%)
Gravity Co., Ltd. - ADR *	1,700	12,461
Shanda Interactive Entertainment, Ltd. - ADR *	4,000	67,000
		79,461
INTERNET FINANCIAL SERVICES (0.55%)
China Finance Online Co., Ltd. - ADR *	5,000	32,500

MINING (3.29%)
Aluminum Corp. of China, Ltd. - ADR	1,000	92,600
Puda Coal, Inc. *	10,000	39,700
Yanzhou Coal Mining Co., Ltd. - ADR	1,600	61,328
		193,628

OIL & GAS (4.21%)
China Petroleum & Chemical Corp. - ADR	1,000	61,740
CNOOC, Ltd. - ADR	1,000	86,090
PetroChina Co., Ltd. - ADR	1,000	100,020
		247,850

PHARMACEUTICALS (2.31%)
Tiens Biotech Group USA, Inc. *	32,000	136,320

SEMICONDUCTORS (3.90%)
Actions Semiconductor Co., Ltd. - ADR *	30,000	229,500

SOFTWARE (7.19%)
Ninetowns Digital World Trade Holdings, Ltd. - ADR *	25,000	132,500
Radica Games, Ltd.	8,675	78,682
The9, Ltd. - ADR *	10,654	212,121
		423,303

TELECOMMUNICATIONS (9.71%)
China Mobile Hong Kong, Ltd. - ADR	4,000	98,400
China Netcom Group Corp. (Hong Kong), Ltd. - ADR	3,000	101,970
China Telecom Corp., Ltd. - ADR	2,000	76,100
Hurray! Holding Co., Ltd. - ADR *	15,000	128,310
Linktone, Ltd. - ADR *	15,000	138,750
Utstarcom, Inc. *	4,000	28,040
		571,570

TRANSPORTATION (0.33%)
Guangshen Railway Co., Ltd. - ADR	1,000	19,320

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value
UTILITIES (1.88%)
Huaneng Power International, Inc. - ADR	4,000	$110,880

WEB PORTALS/ISP (6.15%)
Netease.com - ADR *	1,000	71,400
Sina Corp. *	3,000	69,810
Sohu.com, Inc. *	5,000	101,850
Tom Online, Inc. - ADR *	5,000	119,150
		362,210

TOTAL COMMON STOCK (Cost $3,374,553)		3,575,955

SHORT TERM INVESTMENTS (5.54%)
AIM Liquid Assets Portfolio Institutional Class, 4.41% **	163,000	163,000
Fidelity Institutional Money Market Funds - Government Portfolio, 4.26% **	163,000	163,000
TOTAL SHORT-TERM INVESTMENTS (Cost $326,000)		326,000

TOTAL INVESTMENTS (Cost $3,700,553) - 66.27%		$3,901,955
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 33.73%		1,986,172
NET ASSETS - 100%		$5,888,127

*	Non-income producing security.

**	Rate shown represents the rate at January 31, 2006, is subject to change and resets daily.

ADR	American Depositary Receipt

F
This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such security at January 31, 2006 is $149,999, which represents 2.55% of total net assets. Sales of shares of this security are restricted until certain regulatory filings are approved.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pope Family of Funds

By:  /s/ Stephen L. Parr

Name: Stephen L. Parr
Title: Principal Executive Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Stephen L. Parr

Name: Stephen L. Parr
Title: Principal Executive Officer
Date: March 31, 2006

By: /s/ Casey McCandless

Name: Casey McCandless
Title: Principal Financial Officer
Date: March 31, 2006